Spartan Mid Cap Index Fund
Fund Summary Fund/Class: Spartan® Mid Cap Index Fund/Investor, Fidelity Advantage®
Investment Objective
The fund seeks to provide investment results that correspond to the total return of stocks of mid-capitalization United States companies.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inv Adv Spartan Mid Cap Index Fund (USD $)		Spartan Mid Cap Index Fund - Investor	Spartan Mid Cap Index Fund - Fidelity Advantage
Redemption fee on shares held (as a % of amount redeemed)	[1]	0.75%	0.75%
Annual index fund fee (for fund balances under $10,000)		10.00	10.00
[1]	Held less than 30 days

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inv Adv Spartan Mid Cap Index Fund		Spartan Mid Cap Index Fund - Investor	Spartan Mid Cap Index Fund - Fidelity Advantage
Management fee		0.12%	0.12%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.21%	0.08%
Total annual operating expenses		0.33%	0.20%
Fee waiver and/or expense reimbursement	[2]	0.07%	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.26%	0.12%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.26% and 0.12%, respectively. These arrangements will remain in effect through June 30, 2013, after which date FMR, in its sole discretion, may discontinue the arrangements at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inv Adv Spartan Mid Cap Index Fund (USD $)	Spartan Mid Cap Index Fund - Investor	Spartan Mid Cap Index Fund - Fidelity Advantage
1 year	27	12
3 years	93	50

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Principal Investment Strategies
Normally investing at least 80% of assets in securities included in the Russell Midcap® Index. Lending securities to earn income for the fund.
Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
Spartan Small Cap Index Fund
Fund Summary Fund/Class: Spartan® Small Cap Index Fund/Investor, Fidelity Advantage®
Investment Objective
The fund seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inv Adv Spartan Small Cap Index Fund (USD $)		Spartan Small Cap Index Fund - Investor	Spartan Small Cap Index Fund - Fidelity Advantage
Redemption fee on shares held (as a % of amount redeemed)	[1]	1.50%	1.50%
Annual index fund fee (for fund balances under $10,000)		10.00	10.00
[1]	Held less than 90 days

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inv Adv Spartan Small Cap Index Fund		Spartan Small Cap Index Fund - Investor	Spartan Small Cap Index Fund - Fidelity Advantage
Management fee		0.15%	0.15%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.21%	0.08%
Total annual operating expenses		0.36%	0.23%
Fee waiver and/or expense reimbursement	[2]	0.05%	0.06%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.31%	0.17%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.31% and 0.17%, respectively. These arrangements will remain in effect through June 30, 2013, after which date FMR, in its sole discretion, may discontinue the arrangements at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inv Adv Spartan Small Cap Index Fund (USD $)	Spartan Small Cap Index Fund - Investor	Spartan Small Cap Index Fund - Fidelity Advantage
1 year	32	17
3 years	107	63

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Principal Investment Strategies
Normally investing at least 80% of assets in securities included in the Russell 2000® Index. Lending securities to earn income for the fund.
Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.